Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	May 31, 2019	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Feb. 28, 2019
Income Tax Disclosure [Abstract]
Recognition of accumulated other comprehensive income lodged taxes	$ 544,600	$ 0	$ 0	$ 544,583
Lodged tax effect					$ 544,600
Net interest expense related to unrecognized tax benefits		10,800	19,900	$ 13,100
Interest accrued related to unrecognized tax benefits		97,900	87,100
Expected decrease in unrecognized tax benefit related to uncertain tax position over next 12 months		18,200
Deferred tax asset, net		$ 327,547	$ 393,687